Financial Instruments and Risk Management - Accounts Receivable Aging (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Impairment loss, receivables	$ 1	$ 4
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	1,119
Trade receivables | Provision for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	(36)
Trade receivables | Current | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	1,076
Trade receivables | Past due (1 – 30 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	63
Trade receivables | Past due (31 – 60 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	4
Trade receivables | Past due (61 – 90 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	3
Trade receivables | Past due (more than 90 days) | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	$ 9